UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Large-Cap Growth Fund

Voya Large Cap Value Fund

Voya MidCap Opportunities Fund

Voya Multi-Manager Mid Cap Value Fund

Voya Real Estate Fund

Voya SmallCap Opportunities Fund

Voya SMID Cap Growth Fund

Voya U.S. High Dividend Low Volatility Fund

The schedules are not audited.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Communication Services: 10.5%
43,603	(1)	Alphabet, Inc. - Class A	$49,120,960	4.9
13,109	(1)	Alphabet, Inc. - Class C	14,681,031	1.4
251,256		Comcast Corp. – Class A	9,716,069	1.0
178,199	(1)	Facebook, Inc.- Class A	28,770,229	2.9
36,633		World Wrestling Entertainment, Inc.	3,066,182	0.3
			105,354,471	10.5

		Consumer Discretionary: 14.5%
37,826	(1)	Amazon.com, Inc.	62,028,209	6.2
160,151		Aramark	4,852,575	0.5
77,447	(1)	Burlington Stores, Inc.	13,145,854	1.3
56,614		Domino's Pizza, Inc.	14,206,717	1.4
141,148		Hilton Worldwide Holdings, Inc.	11,729,399	1.2
135,219		Home Depot, Inc.	25,034,446	2.5
36,424	(1)	O'Reilly Automotive, Inc.	13,548,271	1.4
			144,545,471	14.5

		Consumer Staples: 5.1%
144,200		Hershey Co.	15,960,056	1.6
271,476	(1)	Monster Beverage Corp.	17,328,313	1.8
197,524		Philip Morris International, Inc.	17,172,737	1.7
			50,461,106	5.1

		Energy: 0.6%
54,508		Concho Resources, Inc./Midland TX	5,995,880	0.6

		Financials: 4.4%
162,872		E*Trade Financial Corp.	7,979,099	0.8
222,437		Progressive Corp.	16,215,658	1.6
98,265		S&P Global, Inc.	19,689,358	2.0
			43,884,115	4.4

		Health Care: 14.0%
264,599		Baxter International, Inc.	19,773,483	2.0
51,139	(1)	Biogen, Inc.	16,774,103	1.7
425,588	(1)	Boston Scientific Corp.	17,074,591	1.7
156,130		Eli Lilly & Co.	19,717,658	2.0
119,663		Merck & Co., Inc.	9,727,405	1.0
40,953		Thermo Fisher Scientific, Inc.	10,630,170	1.0
125,011		UnitedHealth Group, Inc.	30,280,164	3.0
86,685	(1)	Vertex Pharmaceuticals, Inc.	16,361,794	1.6
			140,339,368	14.0

		Industrials: 13.0%
184,567		Ametek, Inc.	14,687,842	1.5
70,189		Boeing Co.	30,880,352	3.1
304,890		Delta Air Lines, Inc.	15,116,446	1.5
111,944		Honeywell International, Inc.	17,247,212	1.7
117,286		Ingersoll-Rand PLC - Class A	12,380,710	1.2
50,941		L3 Technologies, Inc.	10,786,757	1.1
173,698		Waste Management, Inc.	17,586,923	1.7
38,396		WW Grainger, Inc.	11,701,949	1.2
			130,388,191	13.0

		Information Technology: 32.4%
237,947		Apple, Inc.	41,200,523	4.1
58,347		Broadcom, Inc.	16,066,430	1.6
61,341		Broadridge Financial Solutions, Inc. ADR	6,210,776	0.6
119,040		Citrix Systems, Inc.	12,558,720	1.3
238,607		Cognizant Technology Solutions Corp.	16,936,325	1.7
77,200		Fidelity National Information Services, Inc.	8,349,180	0.9
260,651	(1)	Fiserv, Inc.	22,074,533	2.2
178,501	(1)	GoDaddy, Inc.	13,325,100	1.3
67,757		Intuit, Inc.	16,744,787	1.7
67,064		Lam Research Corp.	11,809,300	1.2
670,428		Microsoft Corp.	75,108,049	7.5
81,971		Motorola Solutions, Inc.	11,731,690	1.2
151,513		NXP Semiconductor NV - NXPI - US	13,836,167	1.4
244,098		Visa, Inc. - Class A	36,155,796	3.6
124,114		VMware, Inc.	21,324,026	2.1
			323,431,402	32.4

		Materials: 1.7%
152,291	(1)	Crown Holdings, Inc.	8,267,878	0.8
44,778		LyondellBasell Industries NV - Class A	3,829,415	0.4
49,688		Packaging Corp. of America	4,749,676	0.5
			16,846,969	1.7

		Real Estate: 2.2%
42,350		American Tower Corp.	7,459,953	0.7
151,212		Extra Space Storage, Inc.	14,507,279	1.5
			21,967,232	2.2

	Total Common Stock
	(Cost $805,185,327)		983,214,205	98.4

SHORT-TERM INVESTMENTS: 1.4%
		Mutual Funds: 1.4%
13,765,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.320%
		(Cost $13,765,000)	13,765,000	1.4

	Total Short-Term Investments
	(Cost $13,765,000)		13,765,000	1.4

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited) (Continued)

Total Investments in Securities (Cost $818,950,327)	$996,979,205	99.8
Assets in Excess of Other Liabilities	2,151,979	0.2
Net Assets	$999,131,184	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Common Stock*	$983,214,205	$–	$–	$983,214,205
Short-Term Investments	13,765,000	–	–	13,765,000
Total Investments, at fair value	$996,979,205	$–	$–	$996,979,205

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $823,711,118.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$187,329,007
Gross Unrealized Depreciation	(14,060,920)

Net Unrealized Appreciation	$173,268,087

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Communication Services: 7.5%
360,190		AT&T, Inc.	$11,209,113	1.4
522,283		Comcast Corp. – Class A	20,196,683	2.5
321,526		Verizon Communications, Inc.	18,301,260	2.3
95,470		Walt Disney Co.	10,772,835	1.3
			60,479,891	7.5

		Consumer Discretionary: 4.0%
71,697		Hasbro, Inc.	6,087,075	0.7
94,620		McDonald's Corp.	17,394,941	2.2
72,406		Ralph Lauren Corp.	9,063,059	1.1
			32,545,075	4.0

		Consumer Staples: 8.2%
246,440		Coca-Cola Co.	11,173,589	1.4
344,454		Mondelez International, Inc.	16,244,451	2.0
213,143		Procter & Gamble Co.	21,005,243	2.6
178,734		Walmart, Inc.	17,692,879	2.2
			66,116,162	8.2

		Energy: 9.1%
52,705		Concho Resources, Inc./Midland TX	5,797,550	0.7
142,666		ConocoPhillips	9,679,888	1.2
92,197		EOG Resources, Inc.	8,666,518	1.1
330,203		Exxon Mobil Corp.	26,095,943	3.2
200,798		Royal Dutch Shell PLC - Class A ADR	12,491,644	1.6
124,459		Valero Energy Corp.	10,150,876	1.3
			72,882,419	9.1

		Financials: 21.8%
500,976		Bank of America Corp.	14,568,382	1.8
58,253		Chubb Ltd.	7,800,077	1.0
180,130		Discover Financial Services	12,899,109	1.6
259,354		Hartford Financial Services Group, Inc.	12,801,714	1.6
162,138		Intercontinental Exchange, Inc.	12,508,947	1.6
262,347		JPMorgan Chase & Co.	27,378,533	3.4
302,546		Keycorp	5,342,962	0.7
229,973		Lazard Ltd.	8,607,889	1.1
33,010		M&T Bank Corp.	5,712,711	0.7
64,403		Marsh & McLennan Cos., Inc.	5,990,767	0.7
46,458		Moody's Corp.	8,042,809	1.0
56,002		Reinsurance Group of America, Inc.	8,091,729	1.0
43,340		Travelers Cos., Inc.	5,760,319	0.7
171,341		US Bancorp	8,856,616	1.1
439,436		Wells Fargo & Co.	21,923,462	2.7
168,962		Zions Bancorp.	8,633,958	1.1
			174,919,984	21.8

		Health Care: 14.6%
12,441	(1)	Biogen, Inc.	4,080,772	0.5
113,898		Gilead Sciences, Inc.	7,405,648	0.9
187,899		Johnson & Johnson	25,674,519	3.2
121,265		Medtronic PLC	10,974,482	1.4
201,254		Merck & Co., Inc.	16,359,938	2.0
89,594		Novartis AG ADR	8,173,661	1.0
499,293		Pfizer, Inc.	21,644,352	2.7
43,250		UnitedHealth Group, Inc.	10,476,015	1.3
100,934		Zimmer Biomet Holdings, Inc.	12,527,928	1.6
			117,317,315	14.6

		Industrials: 7.5%
58,498		Deere & Co.	9,596,012	1.2
160,951		Emerson Electric Co.	10,968,811	1.4
73,471		Honeywell International, Inc.	11,319,677	1.4
54,454		Norfolk Southern Corp.	9,763,602	1.2
35,260		Roper Technologies, Inc.	11,411,899	1.4
41,214		Union Pacific Corp.	6,911,588	0.9
			59,971,589	7.5

		Information Technology: 10.0%
39,952		Broadcom, Inc.	11,001,183	1.4
421,007		Cisco Systems, Inc.	21,795,532	2.7
91,909		Citrix Systems, Inc.	9,696,399	1.2
273,342		Intel Corp.	14,476,192	1.8
110,690		Microsoft Corp.	12,400,601	1.5
65,759		Motorola Solutions, Inc.	9,411,428	1.2
26,528		NetApp, Inc.	1,729,626	0.2
			80,510,961	10.0

		Materials: 4.2%
124,033		Air Products & Chemicals, Inc.	22,472,299	2.8
206,365		BHP Group Ltd. ADR	10,916,709	1.4
			33,389,008	4.2

		Real Estate: 4.9%
94,524		Camden Property Trust	9,271,859	1.2
110,898		Crown Castle International Corp.	13,169,138	1.6
175,485		Highwoods Properties, Inc.	8,126,710	1.0
82,778		Mid-America Apartment Communities, Inc.	8,574,145	1.1
			39,141,852	4.9

		Utilities: 6.8%
135,872		Ameren Corp.	9,679,521	1.2
212,614		American Electric Power Co., Inc.	17,253,626	2.1
102,313		Entergy Corp.	9,548,873	1.2
98,228		NextEra Energy, Inc.	18,439,360	2.3
			54,921,380	6.8

	Total Common Stock
	(Cost $691,210,638)		792,195,636	98.6

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
15,319,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.320%
	(Cost $15,319,000)	$15,319,000	1.9

	Total Short-Term Investments
	(Cost $15,319,000)	15,319,000	1.9

	Total Investments in Securities (Cost $706,529,638)	$807,514,636	100.5
	Liabilities in Excess of Other Assets	(3,721,554)	(0.5)
	Net Assets	$803,793,082	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Common Stock*	$792,195,636	$–	$–	$792,195,636
Short-Term Investments	15,319,000	–	–	15,319,000
Total Investments, at fair value	$807,514,636	$–	$–	$807,514,636

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $708,295,012.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$112,326,327
Gross Unrealized Depreciation	(13,102,345)

Net Unrealized Appreciation	$99,223,982

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Communication Services: 3.0%
276,326	(1)	Live Nation Entertainment, Inc.	$15,628,999	1.2
192,412		Sinclair Broadcast Group, Inc.	6,946,073	0.6
180,129		World Wrestling Entertainment, Inc.	15,076,797	1.2
			37,651,869	3.0

		Consumer Discretionary: 15.2%
389,113		Aramark	11,790,124	0.9
17,525	(1)	Autozone, Inc.	16,455,449	1.3
312,867		Brunswick Corp.	16,500,606	1.3
104,161	(1)	Burlington Stores, Inc.	17,680,288	1.4
138,521		Darden Restaurants, Inc.	15,529,589	1.2
103,533		Domino's Pizza, Inc.	25,980,571	2.1
278,216		Hilton Worldwide Holdings, Inc.	23,119,750	1.9
191,807	(1)	Norwegian Cruise Line Holdings Ltd.	10,651,043	0.9
93,121	(1)	O'Reilly Automotive, Inc.	34,637,287	2.8
182,158		Ross Stores, Inc.	17,274,043	1.4
			189,618,750	15.2

		Consumer Staples: 3.4%
71,225		Church & Dwight Co., Inc.	4,686,605	0.4
157,058		Hershey Co.	17,383,179	1.4
317,095	(1)	Monster Beverage Corp.	20,240,174	1.6
			42,309,958	3.4

		Energy: 1.3%
66,291		Concho Resources, Inc./Midland TX	7,292,010	0.6
86,971	(1)	Continental Resources, Inc.	3,879,776	0.3
165,007		Halliburton Co.	5,064,065	0.4
			16,235,851	1.3

		Financials: 6.7%
350,142		E*Trade Financial Corp.	17,153,457	1.4
55,142		Factset Research Systems, Inc.	12,967,744	1.0
148,374		Moody's Corp.	25,686,507	2.0
80,613		MSCI, Inc. - Class A	14,890,833	1.2
183,796		Progressive Corp.	13,398,728	1.1
			84,097,269	6.7

		Health Care: 14.6%
7,142	(1)	Abiomed, Inc.	2,388,999	0.2
197,643	(1)	BioMarin Pharmaceutical, Inc.	18,432,186	1.5
426,001	(1)	Centene Corp.	25,939,201	2.1
82,872	(1)	Charles River Laboratories International, Inc.	11,781,912	0.9
157,896	(1)	Edwards Lifesciences Corp.	26,730,214	2.1
288,238		Encompass Health Corp.	18,199,347	1.4
178,509	(1)	Exact Sciences Corp.	16,244,319	1.3
55,635	(1)	ICU Medical, Inc.	13,672,858	1.1
72,474	(1)	Idexx Laboratories, Inc.	15,294,188	1.2
149,669	(1)	PRA Health Sciences, Inc.	16,011,590	1.3
49,667	(1)	Tandem Diabetes Care, Inc.	3,256,665	0.3
125,598	(1)	Veeva Systems, Inc.	14,809,260	1.2
			182,760,739	14.6

		Industrials: 14.9%
306,475		Ametek, Inc.	24,389,280	2.0
242,361		Delta Air Lines, Inc.	12,016,258	1.0
286,013		Ingersoll-Rand PLC - Class A	30,191,532	2.4
95,485		L3 Technologies, Inc.	20,218,949	1.6
670,434		Quanta Services, Inc.	23,894,268	1.9
242,292		Spirit Aerosystems Holdings, Inc.	23,938,450	1.9
153,684		Waste Connections, Inc.	12,817,246	1.0
136,541		Waste Management, Inc.	13,824,776	1.1
82,738		WW Grainger, Inc.	25,216,060	2.0
			186,506,819	14.9

		Information Technology: 33.0%
429,495	(1)	Black Knight, Inc.	22,441,114	1.8
240,674		Broadridge Financial Solutions, Inc. ADR	24,368,242	1.9
233,310		Citrix Systems, Inc.	24,614,205	2.0
123,043	(1)	EPAM Systems, Inc.	19,905,897	1.6
57,361		Fidelity National Information Services, Inc.	6,203,592	0.5
429,246	(1)	Fiserv, Inc.	36,352,844	2.9
311,544		Flir Systems, Inc.	16,028,939	1.3
200,061	(1)	Fortinet, Inc.	17,363,294	1.4
386,486	(1)	GoDaddy, Inc.	28,851,180	2.3
165,786		Lam Research Corp.	29,193,257	2.3
472,352		Maxim Integrated Products	25,710,119	2.1
79,783		Microchip Technology, Inc.	6,930,749	0.5
137,453		Motorola Solutions, Inc.	19,672,273	1.6
231,810	(1)	Nutanix, Inc.	11,611,363	0.9
172,990		NXP Semiconductor NV - NXPI - US	15,797,447	1.3
211,373	(1)	Proofpoint, Inc.	24,961,038	2.0
848,293	(1)	Pure Storage, Inc.	17,373,041	1.4
125,498	(1)	Splunk, Inc.	17,052,668	1.4
245,963	(1)	Synopsys, Inc.	25,009,518	2.0
241,953		Total System Services, Inc.	22,840,363	1.8
			412,281,143	33.0

		Materials: 2.6%
60,089		Avery Dennison Corp.	6,492,015	0.5
187,702	(1)	Crown Holdings, Inc.	10,190,342	0.8
150,506		Huntsman Corp.	3,731,044	0.3
128,862		Packaging Corp. of America	12,317,919	1.0
			32,731,320	2.6

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 2.4%
191,065	Equity Lifestyle Properties, Inc.	$20,757,302	1.7
88,727	Extra Space Storage, Inc.	8,512,468	0.7
		29,269,770	2.4

	Total Common Stock
	(Cost $1,093,813,329)	1,213,463,488	97.1

SHORT-TERM INVESTMENTS: 3.0%
	Mutual Funds: 3.0%
36,935,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.320%
	(Cost $36,935,000)	36,935,000	3.0

	Total Short-Term Investments
	(Cost $36,935,000)	36,935,000	3.0

	Total Investments in Securities (Cost $1,130,748,329)	$1,250,398,488	100.1
	Liabilities in Excess of Other Assets	(952,656)	(0.1)
	Net Assets	$1,249,445,832	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Common Stock*	$1,213,463,488	$–	$–	$1,213,463,488
Short-Term Investments	36,935,000	–	–	36,935,000
Total Investments, at fair value	$1,250,398,488	$–	$–	$1,250,398,488

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited) (Continued)

Cost for federal income tax purposes was $1,138,332,960.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$143,426,667
Gross Unrealized Depreciation	(31,361,139)

Net Unrealized Appreciation	$112,065,528

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Communication Services: 1.2%
5,700	(1)	AMC Networks, Inc.	$374,547	0.3
8,524		Millicom International Cellular S.A.	513,025	0.4
24,016		TEGNA, Inc.	316,291	0.2
12,400		Viacom, Inc. - Class B	362,328	0.3
			1,566,191	1.2

		Consumer Discretionary: 10.5%
24,100	(1)	American Axle & Manufacturing Holdings, Inc.	388,010	0.3
12,600		Bed Bath & Beyond, Inc.	210,798	0.2
5,100		Best Buy Co., Inc.	351,084	0.3
7,100		Big Lots, Inc.	223,863	0.2
6,000		Brinker International, Inc.	274,620	0.2
7,200		Brunswick Corp.	379,728	0.3
12,659		Caleres, Inc.	393,695	0.3
11,987		Carter's, Inc.	1,168,013	0.9
7,600		Cooper Tire & Rubber Co.	242,896	0.2
7,100		Dick's Sporting Goods, Inc.	277,326	0.2
4,200	(2)	Dillards, Inc.	329,868	0.2
8,300		Foot Locker, Inc.	494,016	0.4
15,400	(2)	GameStop Corp.	180,180	0.1
12,200		Gap, Inc.	309,880	0.2
27,467		Goodyear Tire & Rubber Co.	543,297	0.4
7,600		Kohl's Corp.	513,228	0.4
2,700		Lear Corp.	410,589	0.3
8,714		Lennar Corp. - Class A	418,098	0.3
18,000		Macy's, Inc.	446,220	0.3
7,100	(1)	Meritage Homes Corp.	311,335	0.2
5,456	(1)	Mohawk Industries, Inc.	742,671	0.6
3,300	(1)	Murphy USA, Inc.	256,641	0.2
20,634		Newell Brands, Inc.	334,890	0.2
7,622	(1)	Norwegian Cruise Line Holdings Ltd.	423,250	0.3
98,000		Office Depot, Inc.	340,060	0.3
14,700		Pulte Group, Inc.	396,900	0.3
11,616		PVH Corp.	1,333,981	1.0
17,655		Ross Stores, Inc.	1,674,223	1.3
3,500		Whirlpool Corp.	495,285	0.4
			13,864,645	10.5

		Consumer Staples: 2.9%
2,205		Ingredion, Inc.	203,852	0.2
4,200		JM Smucker Co.	444,822	0.3
23,900		Kroger Co.	700,987	0.5
8,900		Molson Coors Brewing Co.	548,774	0.4
14,600	(1)	Pilgrim's Pride Corp.	287,182	0.2
3,376	(1)	Post Holdings, Inc.	343,947	0.3
11,200		SpartanNash Co.	212,576	0.2
7,400		Tyson Foods, Inc.	456,284	0.3
19,477	(1)	US Foods Holding Corp.	686,370	0.5
			3,884,794	2.9

		Energy: 4.3%
6,479		Delek US Holdings, Inc.	229,227	0.2
13,279		Diamondback Energy, Inc.	1,366,807	1.0
106,590		EnCana Corp.	772,778	0.6
30,200	(1)	Gulfport Energy Corp.	231,332	0.2
6,300		HollyFrontier Corp.	322,560	0.2
78,438	(1)	Laredo Petroleum, Inc.	269,042	0.2
3,100		Marathon Petroleum Corp.	192,231	0.1
19,100	(1)	McDermott International, Inc.	161,968	0.1
7,200		PBF Energy, Inc.	223,704	0.2
5,917		Pioneer Natural Resources Co.	834,001	0.6
37,200	(1)	SRC Energy, Inc.	171,120	0.1
3,000		Valero Energy Corp.	244,680	0.2
10,038		Viper Energy Partners L.P.	330,351	0.3
26,861	(1)	WPX Energy, Inc.	331,465	0.3
			5,681,266	4.3

		Financials: 19.4%
6,800		Allstate Corp.	641,784	0.5
5,400		Ameriprise Financial, Inc.	710,802	0.5
54,000		Annaly Capital Management, Inc.	547,020	0.4
5,870		Assurant, Inc.	604,551	0.5
8,900		Assured Guaranty Ltd.	371,664	0.3
4,800		Axis Capital Holdings Ltd.	273,936	0.2
11,411		BancorpSouth Bank	371,885	0.3
9,284		Bank OZK	304,515	0.2
8,500		BB&T Corp.	433,245	0.3
23,079		CIT Group, Inc.	1,176,337	0.9
18,200		Citizens Financial Group, Inc.	672,308	0.5
50,477		CNO Financial Group, Inc.	859,623	0.7
7,781		Comerica, Inc.	677,803	0.5
7,800		Discover Financial Services	558,558	0.4
18,826		East West Bancorp, Inc.	1,028,088	0.8
1,700		Everest Re Group Ltd.	384,387	0.3
23,200		Fifth Third Bancorp	639,856	0.5
17,773		First Midwest Bancorp., Inc.	411,445	0.3
11,559		First Republic Bank	1,213,464	0.9
19,546		Fidelity National Financial, Inc.	685,869	0.5
31,300	(1)	Genworth Financial, Inc.	121,131	0.1
5,179		Hanover Insurance Group, Inc.	614,799	0.5
7,500		Hartford Financial Services Group, Inc.	370,200	0.3
7,316		Iberiabank Corp.	572,331	0.4
23,900		Keycorp	422,074	0.3
63,963		Lancashire Holdings Ltd.	561,678	0.4
9,700		Lincoln National Corp.	606,444	0.5
30,000	(1)	MGIC Investment Corp.	389,400	0.3

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
27,100		Navient Corp.	$331,162	0.3
12,700		Old Republic International Corp.	264,922	0.2
3,221		Pinnacle Financial Partners, Inc.	189,041	0.1
45,200		Prospect Capital Corp.	309,620	0.2
28,700		Regions Financial Corp.	470,680	0.4
9,353		Reinsurance Group of America, Inc.	1,351,415	1.0
19,652		SEI Investments Co.	1,036,643	0.8
108,327	(1)	SLM Corp.	1,197,013	0.9
5,255		South State Corp.	373,315	0.3
14,100		Starwood Property Trust, Inc.	316,263	0.2
26,262		Sterling Bancorp, Inc./DE	533,906	0.4
10,800		SunTrust Banks, Inc.	700,596	0.5
31,656		Unum Group	1,182,668	0.9
10,038	(1)	Western Alliance Bancorp.	464,458	0.4
13,848		Zions Bancorp.	707,633	0.5
			25,654,532	19.4

		Health Care: 6.0%
8,161	(1)	Acadia Healthcare Co., Inc.	214,553	0.2
19,145		Agilent Technologies, Inc.	1,520,879	1.2
6,951		Becton Dickinson & Co.	1,729,339	1.3
5,000		Cardinal Health, Inc.	271,700	0.2
4,100		HCA Healthcare, Inc.	570,064	0.4
7,246		Hill-Rom Holdings, Inc.	768,438	0.6
3,200	(1)	Jazz Pharmaceuticals PLC	448,096	0.3
8,826	(1)	Laboratory Corp. of America Holdings	1,308,366	1.0
6,500	(1),(2)	Lannett Co., Inc.	61,165	0.0
8,400	(1)	Mylan NV	221,676	0.2
9,600		Owens & Minor, Inc.	59,904	0.0
4,168		Steris PLC	504,161	0.4
2,120		Universal Health Services, Inc.	294,320	0.2
			7,972,661	6.0

		Industrials: 16.9%
31,500		ACCO Brands Corp.	292,950	0.2
39,045		Air Lease Corp.	1,458,721	1.1
13,600		Aircastle Ltd.	270,096	0.2
8,600		Allison Transmission Holdings, Inc.	427,420	0.3
9,000		American Airlines Group, Inc.	320,670	0.2
25,335	(1)	Atento SA	100,833	0.1
2,935		Carlisle Cos., Inc.	361,240	0.3
10,755	(1)	Clean Harbors, Inc.	731,340	0.6
4,200		Cummins, Inc.	647,178	0.5
13,447		EMCOR Group, Inc.	969,932	0.7
5,334		EnerSys	393,756	0.3
9,726		Fortune Brands Home & Security, Inc.	458,289	0.4
7,679	(1)	Genesee & Wyoming, Inc.	629,678	0.5
6,069		Granite Construction, Inc.	282,573	0.2
5,064		Harris Corp.	835,205	0.6
10,300		Hawaiian Holdings, Inc.	306,425	0.2
22,633		Hexcel Corp.	1,632,745	1.2
5,009		Hubbell, Inc.	591,312	0.5
2,330		Huntington Ingalls Industries, Inc.	487,925	0.4
2,882		IDEX Corp.	415,296	0.3
21,447		Jacobs Engineering Group, Inc.	1,582,360	1.2
23,497	(1)	JELD-WEN Holding, Inc.	474,874	0.4
55,168	(1)	JetBlue Airways Corp.	921,306	0.7
7,181		Knight-Swift Transportation Holdings, Inc.	241,497	0.2
3,912		LSC Communications, Inc.	33,096	0.0
5,600		Manpowergroup, Inc.	471,800	0.4
38,518	(1)	Milacron Holdings Corp.	538,867	0.4
5,541		Moog, Inc.	520,632	0.4
5,800		Owens Corning, Inc.	289,594	0.2
4,800		Regal Beloit Corp.	402,048	0.3
2,626		Roper Technologies, Inc.	849,905	0.6
10,433		RR Donnelley & Sons Co.	56,130	0.0
41,312		Sanwa Holdings Corp.	479,852	0.4
9,306	(1)	Sensata Technologies Holding PLC	472,093	0.4
4,900		Skywest, Inc.	264,796	0.2
2,500		Snap-On, Inc.	400,000	0.3
5,400		Spirit Aerosystems Holdings, Inc.	533,520	0.4
8,200		Terex Corp.	275,438	0.2
6,400	(1)	United Continental Holdings, Inc.	561,984	0.4
2,800	(1)	United Rentals, Inc.	376,852	0.3
18,000		Wabash National Corp.	267,120	0.2
8,722	(2)	Wabtec Corp.	638,974	0.5
			22,266,322	16.9

		Information Technology: 14.5%
3,596	(1)	Acacia Communications, Inc.	191,847	0.2
4,900	(1)	Advanced Energy Industries, Inc.	246,813	0.2
9,724		Amdocs Ltd.	540,363	0.4
31,400	(1)	Amkor Technology, Inc.	275,692	0.2
16,339	(1)	Arrow Electronics, Inc.	1,302,218	1.0
23,474	(1)	Axcelis Technologies, Inc.	493,424	0.4
5,993	(1)	Black Knight, Inc.	313,134	0.2
2,995		Booz Allen Hamilton Holding Corp.	158,316	0.1
2,518	(1)	Coherent, Inc.	335,095	0.3
4,070		Cohu, Inc.	72,812	0.1
8,900		Corning, Inc.	309,809	0.2
10,900	(1)	Diodes, Inc.	439,597	0.3
7,900		DXC Technology Co.	520,294	0.4
15,385	(1)	Euronet Worldwide, Inc.	2,066,513	1.6
42,306		Genpact Ltd.	1,405,405	1.1

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
16,400		Hewlett Packard Enterprise Co.	$268,632	0.2
19,991	(1)	Ichor Holdings Ltd.	419,211	0.3
9,194	(1)	Itron, Inc.	487,374	0.4
2,900		j2 Global, Inc.	246,529	0.2
18,000		Juniper Networks, Inc.	487,440	0.4
13,330		Kemet Corp.	252,604	0.2
25,180	(1)	Keysight Technologies, Inc.	2,125,444	1.6
13,800		Kulicke & Soffa Industries, Inc.	321,816	0.2
2,500		Lam Research Corp.	440,225	0.3
10,848		Leidos Holdings, Inc.	700,672	0.5
8,600		Methode Electronics, Inc.	241,316	0.2
17,200	(1)	ON Semiconductor Corp.	369,456	0.3
8,400	(1)	Sanmina Corp.	268,296	0.2
8,800		Seagate Technology	409,728	0.3
8,000		Silicon Motion Technology Corp. ADR	328,640	0.3
3,400		Skyworks Solutions, Inc.	277,644	0.2
13,611		SS&C Technologies Holdings, Inc.	838,165	0.6
1,780		SYNNEX Corp.	174,654	0.1
3,700	(1)	Tech Data Corp.	378,214	0.3
1,542	(1)	VeriSign, Inc.	274,538	0.2
5,500	(2)	Western Digital Corp.	276,650	0.2
15,500		Western Union Co.	276,985	0.2
18,000		Xerox Corp.	556,200	0.4
			19,091,765	14.5

		Materials: 6.5%
10,196		Albemarle Corp.	930,793	0.7
12,767	(1)	Alcoa Corp.	376,627	0.3
16,493		Buzzi Unicem SpA	322,364	0.2
18,972		Cabot Corp.	889,407	0.7
7,793		Carpenter Technology Corp.	365,803	0.3
11,025		Celanese Corp.	1,127,747	0.9
15,095		Commercial Metals Co.	249,822	0.2
7,400		Domtar Corp.	376,734	0.3
5,400		Eastman Chemical Co.	446,526	0.3
9,409		FMC Corp.	842,106	0.6
11,400		Huntsman Corp.	282,606	0.2
10,000		International Paper Co.	458,200	0.3
22,400		Kronos Worldwide, Inc.	341,600	0.3
17,900		Owens-Illinois, Inc.	356,568	0.3
10,466		Reliance Steel & Aluminum Co.	934,091	0.7
7,300		Schweitzer-Mauduit International, Inc.	281,488	0.2
			8,582,482	6.5

		Real Estate: 11.9%
8,610		Alexandria Real Estate Equities, Inc.	1,170,013	0.9
6,161		American Assets Trust, Inc.	267,634	0.2
49,900		Ashford Hospitality Trust, Inc.	267,464	0.2
37,017		Brixmor Property Group, Inc.	646,317	0.5
77,180	(2)	CBL & Associates Properties, Inc.	165,165	0.1
32,682	(1)	CBRE Group, Inc.	1,626,256	1.2
21,007		Corporate Office Properties Trust SBI MD	545,972	0.4
2,934		Equinix, Inc.	1,242,549	0.9
3,243		Equity Lifestyle Properties, Inc.	352,320	0.3
32,300		Franklin Street Properties Corp.	233,852	0.2
8,700		Gaming and Leisure Properties, Inc.	316,506	0.2
14,200		Hospitality Properties Trust	384,394	0.3
14,200		Host Hotels & Resorts, Inc.	278,462	0.2
31,400		Lexington Realty Trust	291,706	0.2
4,085		Life Storage, Inc.	398,696	0.3
10,300		Mack-Cali Realty Corp.	216,403	0.2
25,900		Medical Properties Trust, Inc.	472,157	0.4
13,774		Mid-America Apartment Communities, Inc.	1,426,711	1.1
4,900		Office Properties Income Trust	149,499	0.1
6,600		Omega Healthcare Investors, Inc.	236,940	0.2
20,420		Park Hotels & Resorts, Inc.	637,921	0.5
33,859		Physicians Realty Trust	611,832	0.5
21,400		Piedmont Office Realty Trust, Inc.	438,058	0.3
16,600		Preferred Apartment Communities, Inc.	252,984	0.2
3,753		PS Business Parks, Inc.	552,329	0.4
57		Retail Value, Inc.	1,774	0.0
18,700		Senior Housing Properties Trust	242,165	0.2
21,500		SITE Centers Corp.	287,025	0.2
1,710		Spirit MTA REIT	12,568	0.0
6,500		Spirit Realty Capital, Inc.	251,160	0.2
27,202		Store Capital Corp.	883,249	0.7
14,300	(2)	Uniti Group, Inc.	137,852	0.1
47,800		Vereit, Inc.	380,966	0.3
13,700		Xenia Hotels & Resorts, Inc.	267,561	0.2
			15,646,460	11.9

		Utilities: 4.4%
17,907		Alliant Energy Corp.	821,394	0.6
3,600		Edison International	215,604	0.2
10,900		Entergy Corp.	1,017,297	0.8
7,004		Evergy, Inc.	391,593	0.3
15,300		Exelon Corp.	743,427	0.6
11,400		FirstEnergy Corp.	464,550	0.3
17,100		Public Service Enterprise Group, Inc.	1,005,651	0.7

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
22,102	UGI Corp.	$1,213,400	0.9
		5,872,916	4.4

	Total Common Stock
	(Cost $122,482,178)	130,084,034	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateral(3): 1.4%
845,040	Credit Suisse AG (New York), Repurchase Agreement dated 02/28/19, 2.50%, due 03/01/19 (Repurchase Amount $845,098, collateralized by various U.S. Government Securities, 0.000%-8.750%, Market Value plus accrued interest $861,941, due 03/05/19-09/09/49)	845,040	0.6
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 02/28/19, 2.58%, due 03/01/19 (Repurchase Amount $1,000,071, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.908%-5.000%, Market Value plus accrued interest $1,020,000, due 10/01/25-03/01/49)	1,000,000	0.8
		1,845,040	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
2,646,625	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.320%
	(Cost $2,646,625)	2,646,625	2.0

	Total Short-Term Investments
	(Cost $4,491,665)	4,491,665	3.4

	Total Investments in Securities (Cost $126,973,843)	$134,575,699	101.9
	Liabilities in Excess of Other Assets	(2,553,908)	(1.9)
	Net Assets	$132,021,791	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2019.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$1,053,166	$513,025	$–	$1,566,191
Consumer Discretionary	13,864,645	–	–	13,864,645
Consumer Staples	3,884,794	–	–	3,884,794
Energy	5,681,266	–	–	5,681,266
Financials	25,092,854	561,678	–	25,654,532
Health Care	7,972,661	–	–	7,972,661
Industrials	21,786,470	479,852	–	22,266,322
Information Technology	19,091,765	–	–	19,091,765
Materials	8,260,118	322,364	–	8,582,482
Real Estate	15,646,460	–	–	15,646,460
Utilities	5,872,916	–	–	5,872,916
Total Common Stock	128,207,115	1,876,919	–	130,084,034
Short-Term Investments	2,646,625	1,845,040	–	4,491,665
Total Investments, at fair value	$130,853,740	$3,721,959	$–	$134,575,699

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

  Cost for federal income tax purposes was $127,957,403.

  Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$18,368,995
Gross Unrealized Depreciation	(11,687,689)

Net Unrealized Appreciation	$6,681,306

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.3%
	Diversified REITs: 5.2%
63,459	Liberty Property Trust	$3,003,515	0.8
354,223	Store Capital Corp.	11,501,621	3.0
639,425	Vereit, Inc.	5,096,217	1.4
		19,601,353	5.2

	Health Care REITs: 10.9%
283,376	HCP, Inc.	8,719,480	2.3
448,259	Healthcare Trust of America, Inc.	12,770,899	3.4
147,158	Medical Properties Trust, Inc.	2,682,690	0.7
230,257	Welltower, Inc.	17,110,398	4.5
		41,283,467	10.9

	Hotel & Resort REITs: 7.0%
236,866	DiamondRock Hospitality Co.	2,532,097	0.7
462,511	Host Hotels & Resorts, Inc.	9,069,841	2.4
220,448	MGM Growth Properties LLC	6,780,980	1.8
141,995	Pebblebrook Hotel Trust	4,545,260	1.2
42,544	Ryman Hospitality Properties	3,445,639	0.9
		26,373,817	7.0

	Hotels, Resorts & Cruise Lines: 0.5%
22,484	Hilton Worldwide Holdings, Inc.	1,868,420	0.5

	Industrial REITs: 9.2%
313,941	Duke Realty Corp.	9,283,235	2.5
314,792	ProLogis, Inc.	22,054,327	5.8
119,414	STAG Industrial, Inc.	3,305,380	0.9
		34,642,942	9.2

	Office REITs: 14.4%
73,707	Alexandria Real Estate Equities, Inc.	10,016,044	2.6
184,800	Brandywine Realty Trust	2,905,056	0.8
270,129	Columbia Property Trust, Inc.	5,842,890	1.5
379,474	Cousins Properties, Inc.	3,612,593	1.0
93,662	Douglas Emmett, Inc.	3,615,353	1.0
329,697	Hudson Pacific Properties, Inc.	10,952,535	2.9
72,586	JBG Smith Properties	2,924,490	0.8
258,126	Piedmont Office Realty Trust, Inc.	5,283,839	1.4
101,309	Tier REIT, Inc.	2,456,743	0.6
101,358	Vornado Realty Trust	6,822,407	1.8
		54,431,950	14.4

	Residential REITs: 17.9%
135,444	American Campus Communities, Inc.	6,103,107	1.6
93,157	AvalonBay Communities, Inc.	18,131,147	4.8
39,683	Camden Property Trust	3,892,505	1.0
259,452	Equity Residential	19,119,018	5.1
374,561	Invitation Homes, Inc.	8,614,903	2.3
66,450	NexPoint Residential Trust, Inc.	2,388,213	0.6
83,130	Sun Communities, Inc.	9,441,074	2.5
		67,689,967	17.9

	Retail REITs: 15.4%
464,448	Brixmor Property Group, Inc.	8,109,262	2.1
171,622	Brookfield Property REIT, Inc.	3,367,224	0.9
183,632	Regency Centers Corp.	11,981,988	3.2
336,181	Retail Properties of America, Inc.	4,188,815	1.1
111,379	Simon Property Group, Inc.	20,177,420	5.3
85,940	Spirit Realty Capital, Inc.	3,320,721	0.9
133,289	Taubman Centers, Inc.	7,114,967	1.9
		58,260,397	15.4

	Specialized REITs: 18.8%
101,391	CoreCivic, Inc.	2,147,461	0.6
16,071	Crown Castle International Corp.	1,908,431	0.5
392,977	CubeSmart	12,040,815	3.2
42,851	CyrusOne, Inc.	2,135,694	0.6
22,309	Digital Realty Trust, Inc.	2,523,594	0.7
54,867	Equinix, Inc.	23,236,175	6.1
120,713	Extra Space Storage, Inc.	11,581,205	3.1
125,868	Four Corners Property Trust, Inc.	3,447,525	0.9
66,800	QTS Realty Trust, Inc.	2,787,564	0.7
424,291	VICI Properties, Inc.	9,041,641	2.4
		70,850,105	18.8

	Total Common Stock
	(Cost $263,958,660)	375,002,418	99.3

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
1,314,732	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.320%
	(Cost $1,314,732)	1,314,732	0.3

	Total Short-Term Investments
	(Cost $1,314,732)	1,314,732	0.3

	Total Investments in Securities (Cost $265,273,392)	$376,317,150	99.6
	Assets in Excess of Other Liabilities	1,654,356	0.4
	Net Assets	$377,971,506	100.0

(1)	Rate shown is the 7-day yield as of February 28, 2019.

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Common Stock*	$375,002,418	$–	$–	$375,002,418
Short-Term Investments	1,314,732	–	–	1,314,732
Total Investments, at fair value	$376,317,150	$–	$–	$376,317,150

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

  Cost for federal income tax purposes was $283,907,859.

  Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$111,985,118
Gross Unrealized Depreciation	(19,575,827)

Net Unrealized Appreciation	$92,409,291

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Communication Services: 2.1%
223,013	(1)	Boingo Wireless, Inc.	$4,988,801	0.6
122,301	(1)	Cardlytics, Inc.	2,154,943	0.3
169,271	(1)	QuinStreet, Inc.	2,266,539	0.3
736,124	(1)	Vonage Holdings Corp.	7,567,355	0.9
			16,977,638	2.1

		Consumer Discretionary: 15.4%
395,100		American Eagle Outfitters, Inc.	8,060,040	1.0
309,029	(1)	At Home Group, Inc.	7,565,030	0.9
369,811		Bloomin Brands, Inc.	7,647,691	0.9
105,172	(1)	Boot Barn Holdings, Inc.	2,997,402	0.4
102,691		Cheesecake Factory	4,857,284	0.6
77,589		Childrens Place, Inc./The	7,414,405	0.9
376,645		Dana, Inc.	7,438,739	0.9
168,923	(1),(2)	Eldorado Resorts, Inc.	8,143,778	1.0
118,322	(1)	Etsy, Inc.	8,432,809	1.0
441,050		Extended Stay America, Inc.	8,044,752	1.0
81,985	(1)	Five Below, Inc.	9,866,895	1.2
44,585	(1),(2)	iRobot Corp.	5,575,800	0.7
48,833		Jack in the Box, Inc.	3,933,010	0.5
41,667		Marriott Vacations Worldwide Corp.	4,055,866	0.5
187,818	(1)	National Vision Holdings, Inc.	6,310,685	0.8
98,559	(1)	Ollie's Bargain Outlet Holdings, Inc.	8,694,875	1.0
140,600	(1)	Planet Fitness, Inc.	8,264,468	1.0
67,435	(1)	Sotheby's	2,958,373	0.3
65,515	(1)	TopBuild Corp.	3,898,142	0.5
93,507	(1),(2)	YETI Holdings, Inc.	2,243,233	0.3
			126,403,277	15.4

		Consumer Staples: 1.4%
23,827		MGP Ingredients, Inc.	1,950,240	0.2
252,041	(1)	Performance Food Group Co.	9,711,140	1.2
			11,661,380	1.4

		Energy: 1.5%
341,275	(1)	Carrizo Oil & Gas, Inc.	3,747,199	0.5
81,339	(1)	Dril-Quip, Inc.	3,465,855	0.4
187,632	(1)	Unit Corp.	2,917,678	0.3
175,739		US Silica Holdings, Inc.	2,618,511	0.3
			12,749,243	1.5

		Financials: 10.1%
74,389		Amerisafe, Inc.	4,694,690	0.6
134,417	(1)	Eagle Bancorp, Inc.	7,956,142	1.0
125,566		FirstCash, Inc.	11,007,115	1.3
120,909	(1)	Green Dot Corp.	7,804,676	0.9
376,477		Home Bancshares, Inc./Conway AR	7,333,772	0.9
156,957		Houlihan Lokey, Inc.	7,216,883	0.9
83,870		Kemper Corp.	6,969,597	0.8
137,701		MB Financial, Inc.	6,233,724	0.8
185,010	(1)	MGIC Investment Corp.	2,401,430	0.3
126,210		Moelis & Co.	5,630,228	0.7
74,925		Primerica, Inc.	9,368,622	1.1
240,069		United Community Banks, Inc./GA	6,647,511	0.8
			83,264,390	10.1

		Health Care: 21.5%
88,659	(1),(2)	Aerie Pharmaceuticals, Inc.	4,137,715	0.5
37,156	(1)	Amedisys, Inc.	4,618,491	0.6
392,111	(1)	Amicus Therapeutics, Inc.	4,744,543	0.6
59,738	(1)	AMN Healthcare Services, Inc.	2,987,497	0.4
93,122	(1)	Arena Pharmaceuticals, Inc.	4,648,650	0.6
290,076	(1),(2)	Array Biopharma, Inc.	6,654,343	0.8
67,142	(1)	Blueprint Medicines Corp.	5,518,401	0.7
35,015	(1)	Catalent, Inc.	1,513,348	0.2
59,272	(1)	Clovis Oncology, Inc.	1,794,756	0.2
183,718	(1)	Cymabay Therapeutics, Inc.	2,169,710	0.3
60,160	(1)	Emergent Biosolutions, Inc.	3,510,336	0.4
112,198	(1)	Epizyme, Inc.	1,454,086	0.2
98,766	(1)	FibroGen, Inc.	5,708,675	0.7
42,154	(1)	G1 Therapeutics, Inc.	778,163	0.1
87,692	(1)	Global Blood Therapeutics, Inc.	4,603,830	0.6
142,620	(1)	HealthEquity, Inc.	11,478,058	1.4
72,127		Hill-Rom Holdings, Inc.	7,649,068	0.9
55,786	(1)	HMS Holdings Corp.	1,922,386	0.2
253,006	(1)	Immunogen, Inc.	1,194,188	0.1
172,597	(1)	Immunomedics, Inc.	2,720,129	0.3
82,920	(1)	Insmed, Inc.	2,458,578	0.3
25,294	(1),(2)	Intercept Pharmaceuticals, Inc.	2,522,824	0.3
27,261	(1)	Ligand Pharmaceuticals, Inc.	3,382,545	0.4
52,268	(1)	LivaNova PLC	4,871,378	0.6
98,503	(1)	Medidata Solutions, Inc.	7,389,695	0.9
103,597	(1)	Medpace Holdings, Inc.	5,692,655	0.7
138,701	(1)	Merit Medical Systems, Inc.	7,729,807	0.9
120,099	(1)	Omnicell, Inc.	10,202,410	1.2
70,127	(1)	PetIQ, Inc.	2,111,524	0.3
40,831	(1),(2)	Puma Biotechnology, Inc.	1,135,510	0.1
89,065	(1)	Quidel Corp.	5,839,101	0.7
307,853	(1)	R1 RCM, Inc.	3,044,666	0.4
61,804	(1)	REGENXBIO, Inc.	3,197,121	0.4
48,620	(1)	Repligen Corp.	2,893,862	0.3
412,771	(1)	Select Medical Holdings Corp.	6,117,266	0.7
214,986	(1)	Spectrum Pharmaceuticals, Inc.	2,323,999	0.3
105,626	(1)	Supernus Pharmaceuticals, Inc.	4,313,766	0.5
78,630	(1),(2)	Teladoc Health, Inc.	5,060,627	0.6
388,171	(1),(2)	TherapeuticsMD, Inc.	2,220,338	0.3

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
57,157	(1)	Ultragenyx Pharmaceutical, Inc.	$3,666,050	0.4
227,942	(1),(2)	Wright Medical Group NV	7,136,864	0.9
76,770	(1),(2)	Zogenix, Inc.	4,048,082	0.5
			177,165,041	21.5

		Industrials: 19.2%
270,438	(1)	Air Transport Services Group, Inc.	6,293,092	0.8
157,558	(1)	ASGN, Inc.	10,148,311	1.2
152,440	(1)	Beacon Roofing Supply, Inc.	5,528,999	0.7
141,167		Brink's Co.	11,140,900	1.3
76,996	(1)	CIRCOR International, Inc.	2,427,684	0.3
64,874		Curtiss-Wright Corp.	7,998,315	1.0
130,493		EMCOR Group, Inc.	9,412,460	1.1
74,049		EnPro Industries, Inc.	5,079,021	0.6
22,067		Exponent, Inc.	1,249,654	0.1
200,882	(1)	Generac Holdings, Inc.	10,357,476	1.3
143,951		Granite Construction, Inc.	6,702,359	0.8
197,817		Healthcare Services Group, Inc.	7,552,653	0.9
111,983	(1)	HUB Group, Inc.	4,813,029	0.6
87,235		John Bean Technologies Corp.	8,173,920	1.0
49,908		Korn Ferry	2,435,011	0.3
69,972		Lindsay Corp.	6,470,311	0.8
118,990		Matthews International Corp.	4,732,232	0.6
96,676		Regal Beloit Corp.	8,097,582	1.0
107,894	(1)	Saia, Inc.	7,138,267	0.9
149,794		Simpson Manufacturing Co., Inc.	8,977,154	1.1
50,418		Tennant Co.	3,186,418	0.4
107,035		Watts Water Technologies, Inc.	8,620,599	1.0
117,474		Woodward, Inc.	11,317,445	1.4
			157,852,892	19.2

		Information Technology: 18.7%
294,385	(1)	ACI Worldwide, Inc.	9,382,050	1.1
98,570	(1)	Advanced Energy Industries, Inc.	4,964,971	0.6
77,481	(1)	Bottomline Technologies de, Inc.	3,864,752	0.5
49,779	(1)	CACI International, Inc.	9,072,721	1.1
168,773	(1)	Cornerstone OnDemand, Inc.	9,535,674	1.2
218,328	(1)	Cray, Inc.	5,355,586	0.7
283,618	(2)	Entegris, Inc.	10,020,224	1.2
130,419	(1)	Envestnet, Inc.	7,956,863	1.0
96,441	(1)	Everbridge, Inc.	6,819,343	0.8
137,966	(1)	Evo Payments, Inc.	3,686,452	0.5
120,715	(1)	ExlService Holdings, Inc.	7,411,901	0.9
42,117	(1)	HubSpot, Inc.	7,091,660	0.9
98,424		j2 Global, Inc.	8,367,024	1.0
178,712	(1)	Lumentum Holdings, Inc.	8,890,922	1.1
107,783	(1)	Paylocity Holding Corp.	9,438,557	1.1
88,276	(1)	Q2 Holdings, Inc.	6,075,154	0.7
111,195	(1)	Rapid7, Inc.	5,118,306	0.6
163,538	(1)	Semtech Corp.	9,001,132	1.1
100,925	(1)	Silicon Laboratories, Inc.	8,176,944	1.0
34,341	(1)	Trade Desk, Inc./The	6,783,721	0.8
507,810	(1)	Viavi Solutions, Inc.	6,667,545	0.8
			153,681,502	18.7

		Materials: 4.8%
63,866		Boise Cascade Co.	1,781,223	0.2
335,105		Commercial Metals Co.	5,545,988	0.7
118,805		Compass Minerals International, Inc.	6,223,006	0.8
44,561		Greif, Inc. - Class A	1,791,352	0.2
87,200		Minerals Technologies, Inc.	5,162,240	0.6
231,674		PolyOne Corp.	7,557,206	0.9
76,791		Sensient Technologies Corp.	4,968,378	0.6
158,279		Worthington Industries, Inc.	6,221,947	0.8
			39,251,340	4.8

		Real Estate: 3.6%
296,269		Americold Realty Trust	8,517,734	1.0
109,928		EastGroup Properties, Inc.	11,614,992	1.4
215,622		Hudson Pacific Properties, Inc.	7,162,963	0.9
113,968		Urban Edge Properties	2,213,259	0.3
			29,508,948	3.6

	Total Common Stock
	(Cost $787,550,166)		808,515,651	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Securities Lending Collateral(3): 2.6%
1,048,396	BNP Paribas S.A., Repurchase Agreement dated 02/28/19, 2.59%, due 03/01/19 (Repurchase Amount $1,048,470, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $1,069,364, due 06/15/19-05/15/48)	1,048,396	0.2

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
4,989,242	Cantor Fitzgerald Securities, Repurchase Agreement dated 02/28/19, 2.58%, due 03/01/19 (Repurchase Amount $4,989,595, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $5,089,027, due 04/01/19-01/20/69)	$4,989,242	0.6
4,989,242	Citigroup, Inc., Repurchase Agreement dated 02/28/19, 2.62%, due 03/01/19 (Repurchase Amount $4,989,600, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-10.000%, Market Value plus accrued interest $5,089,281, due 03/15/19-07/20/67)	4,989,242	0.6
4,989,242	Daiwa Capital Markets, Repurchase Agreement dated 02/28/19, 2.58%, due 03/01/19 (Repurchase Amount $4,989,595, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $5,089,027, due 03/01/19-09/09/49)	4,989,242	0.6
4,989,242	HSBC Securities USA, Repurchase Agreement dated 02/28/19, 2.57%, due 03/01/19 (Repurchase Amount $4,989,593, collateralized by various U.S. Government Agency Obligations, 3.000%-8.000%, Market Value plus accrued interest $5,089,027, due 07/01/21-12/01/48)	4,989,242	0.6
		21,005,364	2.6

	Total Short-Term Investments
	(Cost $21,005,364)	21,005,364	2.6

	Total Investments in Securities (Cost $808,555,530)	$829,521,015	100.9
	Liabilities in Excess of Other Assets	(7,565,104)	(0.9)
	Net Assets	$821,955,911	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Common Stock*	$808,515,651	$–	$–	$808,515,651
Short-Term Investments	–	21,005,364	–	21,005,364
Total Investments, at fair value	$808,515,651	$21,005,364	$–	$829,521,015

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

  Cost for federal income tax purposes was $832,800,070.

  Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$66,178,671
Gross Unrealized Depreciation	(69,457,726)

Net Unrealized Depreciation	$(3,279,055)

Voya Smid Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 91.7%
		Communication Services: 2.3%
249		Cinemark Holdings, Inc.	$9,370	0.2
627	(1)	Live Nation Entertainment, Inc.	35,463	0.9
3,189	(1)	Vonage Holdings Corp.	32,783	0.9
385	(1)	Zayo Group Holdings, Inc.	9,548	0.3
			87,164	2.3

		Consumer Discretionary: 12.5%
531		Brunswick Corp.	28,005	0.7
318	(1)	Burlington Stores, Inc.	53,977	1.4
372		Cheesecake Factory	17,596	0.5
310		Childrens Place, Inc./The	29,624	0.8
1,234		Dana, Inc.	24,372	0.7
407		Dave & Buster's Entertainment, Inc.	20,891	0.6
267	(1)	Etsy, Inc.	19,029	0.5
1,971		Extended Stay America, Inc.	35,951	1.0
216	(1)	Five Below, Inc.	25,996	0.7
153	(1)	GrubHub, Inc.	12,482	0.3
183	(1),(2)	iRobot Corp.	22,886	0.6
193		Jack in the Box, Inc.	15,544	0.4
849	(1)	National Vision Holdings, Inc.	28,526	0.8
352	(1)	Ollie's Bargain Outlet Holdings, Inc.	31,053	0.8
538	(1)	Planet Fitness, Inc.	31,624	0.8
285	(1)	Sotheby's	12,503	0.3
234	(1)	TopBuild Corp.	13,923	0.4
206		Vail Resorts, Inc.	42,928	1.2
			466,910	12.5

		Consumer Staples: 0.9%
831	(1)	Performance Food Group Co.	32,018	0.9

		Energy: 1.2%
314	(1)	Dril-Quip, Inc.	13,379	0.3
798	(1)	Parsley Energy, Inc.	14,476	0.4
1,347	(1)	QEP Resources, Inc.	10,453	0.3
498		US Silica Holdings, Inc.	7,420	0.2
			45,728	1.2

		Financials: 6.1%
362		Cboe Global Markets, Inc.	34,719	0.9
820	(1)	Essent Group Ltd.	35,375	1.0
1,139		Jefferies Financial Group, Inc.	23,088	0.6
63		MarketAxess Holdings, Inc.	15,364	0.4
523		Moelis & Co.	23,331	0.6
210		Signature Bank	28,510	0.8
861		Synovus Financial Corp.	34,164	0.9
702	(1)	Western Alliance Bancorp.	32,482	0.9
			227,033	6.1

		Health Care: 19.5%
296	(1)	Aerie Pharmaceuticals, Inc.	13,814	0.4
222	(1)	Alnylam Pharmaceuticals, Inc.	18,870	0.5
119	(1)	Amedisys, Inc.	14,792	0.4
1,162	(1)	Amicus Therapeutics, Inc.	14,060	0.4
297	(1)	Arena Pharmaceuticals, Inc.	14,826	0.4
128	(1)	Bluebird Bio, Inc.	19,868	0.5
168	(1)	Blueprint Medicines Corp.	13,808	0.4
342	(1)	Catalent, Inc.	14,781	0.4
294	(1)	Charles River Laboratories International, Inc.	41,798	1.1
122		Chemed Corp.	40,199	1.1
912	(1),(2)	Elanco Animal Health, Inc.	27,579	0.7
608		Encompass Health Corp.	38,389	1.0
289	(1)	Exact Sciences Corp.	26,299	0.7
866	(1)	Exelixis, Inc.	19,390	0.5
284	(1)	FibroGen, Inc.	16,415	0.4
355		Hill-Rom Holdings, Inc.	37,648	1.0
592	(1),(2)	Immunomedics, Inc.	9,330	0.3
328	(1)	Ionis Pharmaceuticals, Inc.	23,285	0.6
198	(1)	LivaNova PLC	18,453	0.5
431	(1)	Medidata Solutions, Inc.	32,334	0.9
528	(1)	Merit Medical Systems, Inc.	29,425	0.8
214	(1)	Molina Healthcare, Inc.	28,811	0.8
243	(1)	Neurocrine Biosciences, Inc.	18,772	0.5
232	(1)	PRA Health Sciences, Inc.	24,819	0.7
186	(1),(2)	Puma Biotechnology, Inc.	5,173	0.1
123	(1)	Sage Therapeutics, Inc.	19,588	0.5
139	(1)	Sarepta Therapeutics, Inc.	20,049	0.5
235	(1)	Seattle Genetics, Inc.	17,456	0.5
270	(1)	Supernus Pharmaceuticals, Inc.	11,027	0.3
177	(1)	Teladoc Health, Inc.	11,392	0.3
106		Teleflex, Inc.	30,723	0.8
198	(1)	Ultragenyx Pharmaceutical, Inc.	12,700	0.3
170	(1)	WellCare Health Plans, Inc.	43,108	1.2
			728,981	19.5

		Industrials: 17.5%
1,114	(1)	Air Transport Services Group, Inc.	25,923	0.7
747		Altra Industrial Motion Corp.	23,762	0.6
475	(1)	ASGN, Inc.	30,595	0.8
403	(1)	Beacon Roofing Supply, Inc.	14,617	0.4
412		Brink's Co.	32,515	0.9

Voya Smid Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
402	(1)	CIRCOR International, Inc.	$12,675	0.3
264		Curtiss-Wright Corp.	32,548	0.9
370		EnPro Industries, Inc.	25,378	0.7
621		Fortune Brands Home & Security, Inc.	29,261	0.8
630	(1)	Generac Holdings, Inc.	32,483	0.9
821		Healthcare Services Group, Inc.	31,346	0.8
335		Hubbell, Inc.	39,547	1.1
315		IDEX Corp.	45,391	1.2
731		KAR Auction Services, Inc.	34,467	0.9
250		Nordson Corp.	33,940	0.9
371		Regal Beloit Corp.	31,075	0.8
1,191		Schneider National, Inc.	26,071	0.7
198		Snap-On, Inc.	31,680	0.8
755	(1)	SPX FLOW, Inc.	26,062	0.7
527		Toro Co.	36,142	1.0
414	(2)	Wabtec Corp.	30,330	0.8
378		Xylem, Inc.	28,558	0.8
			654,366	17.5

		Information Technology: 24.2%
1,368	(1)	Advanced Micro Devices, Inc.	32,189	0.9
902		Booz Allen Hamilton Holding Corp.	47,680	1.3
1,022		Entegris, Inc.	36,107	1.0
281	(1)	EPAM Systems, Inc.	45,460	1.2
363	(1)	Euronet Worldwide, Inc.	48,758	1.3
181	(1)	Fair Isaac Corp.	44,855	1.2
452		Flir Systems, Inc.	23,255	0.6
175	(1)	Fortinet, Inc.	15,188	0.4
643	(1)	GoDaddy, Inc.	48,000	1.3
141	(1)	HubSpot, Inc.	23,742	0.6
313		Jack Henry & Associates, Inc.	41,513	1.1
166		Littelfuse, Inc.	32,053	0.9
308		MKS Instruments, Inc.	25,524	0.7
204		Monolithic Power Systems, Inc.	27,359	0.7
272	(1)	Proofpoint, Inc.	32,121	0.9
534	(1)	PTC, Inc.	49,566	1.3
1,120	(1)	Pure Storage, Inc.	22,938	0.6
320	(1)	Q2 Holdings, Inc.	22,022	0.6
398	(1)	RealPage, Inc.	24,362	0.7
353	(1)	Silicon Laboratories, Inc.	28,600	0.8
782		SS&C Technologies Holdings, Inc.	48,156	1.3
331		Total System Services, Inc.	31,246	0.8
80	(1)	Trade Desk, Inc./The	15,803	0.4
717	(1)	Trimble, Inc.	28,687	0.8
118	(1)	Ultimate Software Group, Inc.	39,117	1.0
221	(1)	WEX, Inc.	39,351	1.1
343	(1)	Zendesk, Inc.	27,104	0.7
			900,756	24.2

		Materials: 4.8%
453		Avery Dennison Corp.	48,942	1.3
459		Boise Cascade Co.	12,802	0.4
317		Carpenter Technology Corp.	14,880	0.4
517		Compass Minerals International, Inc.	27,080	0.7
707	(1)	Crown Holdings, Inc.	38,383	1.0
220		Greif, Inc. - Class A	8,844	0.2
845		PolyOne Corp.	27,564	0.8
			178,495	4.8

		Real Estate: 2.7%
1,033		Americold Realty Trust	29,699	0.8
1,219		CubeSmart	37,350	1.0
979		Hudson Pacific Properties, Inc.	32,522	0.9
			99,571	2.7

	Total Common Stock
	(Cost $3,227,672)		3,421,022	91.7

EXCHANGE-TRADED FUNDS: 3.3%
417	(2)	iShares Russell 2000 Growth ETF	83,204	2.2
297		iShares Russell Mid-Cap Growth ETF	39,813	1.1

	Total Exchange-Traded Funds
	(Cost $107,221)		123,017	3.3

	Total Long-Term Investments
	(Cost $3,334,893)		3,544,039	95.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.8%
	Securities Lending Collateral(3): 3.7%
139,331	Merrill Lynch & Co., Inc., Repurchase Agreement dated 02/28/19, 2.56%, due 03/01/19 (Repurchase Amount $139,341, collateralized by various U.S. Government Securities, 1.125%-2.250%, Market Value plus accrued interest $142,118, due 01/15/21-02/15/44)
	(Cost $139,331)	139,331	3.7

Voya Smid Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.1%
153,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.320%
	(Cost $153,000)	$153,000	4.1

	Total Short-Term Investments
	(Cost $292,331)	292,331	7.8

	Total Investments in Securities (Cost $3,627,224)	$3,836,370	102.8
	Liabilities in Excess of Other Assets	(106,069)	(2.8)
	Net Assets	$3,730,301	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2019.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Common Stock*	$3,421,022	$–	$–	$3,421,022
Exchange-Traded Funds	123,017	–	–	123,017
Short-Term Investments	153,000	139,331	–	292,331
Total Investments, at fair value	$3,697,039	$139,331	$–	$3,836,370

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,689,137.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$354,466
Gross Unrealized Depreciation	(207,233)

Net Unrealized Appreciation	$147,233

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.5%
	Communication Services: 5.9%
14,259	Activision Blizzard, Inc.	$600,874	0.3
94,154	AT&T, Inc.	2,930,073	1.4
1,062	Cable One, Inc.	1,007,827	0.5
53,549	CenturyLink, Inc.	706,311	0.3
14,045	John Wiley & Sons, Inc.	728,795	0.3
16,287	News Corp - Class A	212,057	0.1
14,809	Omnicom Group	1,121,041	0.5
26,806	Telephone & Data Systems, Inc.	859,132	0.4
29,817	Verizon Communications, Inc.	1,697,184	0.8
22,435	Walt Disney Co.	2,531,566	1.2
2,746	World Wrestling Entertainment, Inc.	229,840	0.1
		12,624,700	5.9

	Consumer Discretionary: 8.1%
19,330	Best Buy Co., Inc.	1,330,677	0.6
4,107	Brinker International, Inc.	187,977	0.1
20,999	Carnival Corp.	1,212,902	0.6
11,550	Darden Restaurants, Inc.	1,294,871	0.6
10,327	Expedia Group, Inc.	1,273,422	0.6
15,025	Home Depot, Inc.	2,781,729	1.3
17,849	Kohl's Corp.	1,205,343	0.6
5,847	Lear Corp.	889,153	0.4
11,145	Marriott International, Inc.	1,396,134	0.6
12,335	McDonald's Corp.	2,267,667	1.1
10,766	Pulte Group, Inc.	290,682	0.1
26,877	Service Corp. International	1,111,095	0.5
6,262	Six Flags Entertainment Corp.	348,856	0.2
33,969	TJX Cos., Inc.	1,742,270	0.8
		17,332,778	8.1

	Consumer Staples: 8.2%
28,305	Altria Group, Inc.	1,483,465	0.7
20,701	Coca-Cola Co.	938,583	0.4
30,161	General Mills, Inc.	1,421,488	0.7
8,029	Hershey Co.	888,650	0.4
10,829	Kimberly-Clark Corp.	1,265,152	0.6
20,895	PepsiCo, Inc.	2,416,298	1.1
24,234	Philip Morris International, Inc.	2,106,904	1.0
32,078	Procter & Gamble Co.	3,161,287	1.5
20,282	Sysco Corp.	1,370,049	0.6
17,872	Tyson Foods, Inc.	1,101,987	0.5
20,851	Walgreens Boots Alliance, Inc.	1,484,383	0.7
		17,638,246	8.2

	Energy: 5.5%
25,127	Chevron Corp.	3,004,687	1.4
19,939	Marathon Petroleum Corp.	1,236,417	0.6
23,118	Occidental Petroleum Corp.	1,529,256	0.7
21,580	Oneok, Inc.	1,386,731	0.7
28,794	PBF Energy, Inc.	894,629	0.4
16,074	Phillips 66	1,548,891	0.7
27,813	Targa Resources Corp.	1,119,195	0.5
13,774	Valero Energy Corp.	1,123,407	0.5
		11,843,213	5.5

	Financials: 17.7%
12,818	Aflac, Inc.	629,877	0.3
61,186	AGNC Investment Corp.	1,079,933	0.5
16,665	Allstate Corp.	1,572,843	0.7
12,571	Ally Financial, Inc.	340,548	0.2
7,136	Ameriprise Financial, Inc.	939,312	0.4
103,501	Annaly Capital Management, Inc.	1,048,465	0.5
47,550	Bank of America Corp.	1,382,754	0.7
10,779	Bank of Hawaii Corp.	886,357	0.4
32,921	Bank OZK	1,079,809	0.5
20,115	Cathay General Bancorp.	781,267	0.4
28,331	Chimera Investment Corp.	523,840	0.3
13,585	Citizens Financial Group, Inc.	501,830	0.2
8,930	CNA Financial Corp.	385,955	0.2
15,318	Comerica, Inc.	1,334,351	0.6
2,217	Erie Indemnity Co.	395,114	0.2
5,426	Everest Re Group Ltd.	1,226,873	0.6
5,223	Factset Research Systems, Inc.	1,228,293	0.6
14,046	Federated Investors, Inc.	417,868	0.2
24,228	First American Financial Corp.	1,230,540	0.6
1,721	First Citizens BancShares, Inc.	751,354	0.4
65,315	Huntington Bancshares, Inc.	941,189	0.4
34,688	JPMorgan Chase & Co.	3,620,040	1.7
64,926	Keycorp	1,146,593	0.5
24,105	Lazard Ltd.	902,250	0.4
90,239	MFA Financial, Inc.	656,038	0.3
3,122	Morningstar, Inc.	395,120	0.2
66,055	New Residential Investment Corp.	1,092,550	0.5
59,027	Old Republic International Corp.	1,231,303	0.6
11,875	Popular, Inc.	669,513	0.3
14,124	Prudential Financial, Inc.	1,353,785	0.6
8,029	Reinsurance Group of America, Inc.	1,160,110	0.5
3,939	S&P Global, Inc.	789,257	0.4
13,917	Santander Consumer USA Holdings, Inc.	285,855	0.1
30,083	Starwood Property Trust, Inc.	674,762	0.3
6,196	Synovus Financial Corp.	245,857	0.1
9,847	TCF Financial Corp.	225,496	0.1
82,919	Two Harbors Investment Corp.	1,150,087	0.5
50,197	Wells Fargo & Co.	2,504,328	1.2

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
21,142		Zions Bancorp.	$1,080,356	0.5
			37,861,672	17.7

		Health Care: 13.5%
24,909		AbbVie, Inc.	1,973,789	0.9
14,471		AmerisourceBergen Corp.	1,205,434	0.5
10,983		Amgen, Inc.	2,087,649	1.0
19,569		Baxter International, Inc.	1,462,391	0.7
34,423		Bristol-Myers Squibb Co.	1,778,292	0.8
30,550		Bruker Corp.	1,167,316	0.5
7,272		Cigna Corp.	1,268,528	0.6
18,796		Eli Lilly & Co.	2,373,747	1.1
25,799		Gilead Sciences, Inc.	1,677,451	0.8
6,760		HCA Healthcare, Inc.	939,910	0.4
30,022		Johnson & Johnson	4,102,206	1.9
36,108		Merck & Co., Inc.	2,935,219	1.4
73,611		Pfizer, Inc.	3,191,037	1.5
13,947		Quest Diagnostics, Inc.	1,207,113	0.6
17,430		Zoetis, Inc.	1,642,429	0.8
			29,012,511	13.5

		Industrials: 9.4%
1,777		3M Co.	368,532	0.2
7,222		Allison Transmission Holdings, Inc.	358,933	0.2
2,680		Boeing Co.	1,179,093	0.6
10,903		Carlisle Cos., Inc.	1,341,941	0.6
8,500		Copa Holdings S.A.- Class A	749,445	0.3
13,941		CSX Corp.	1,013,092	0.5
9,934		Curtiss-Wright Corp.	1,224,763	0.6
19,118		Eaton Corp. PLC	1,525,043	0.7
17,965		Expeditors International Washington, Inc.	1,346,477	0.6
2,861		General Dynamics Corp.	486,999	0.2
19,121		Herman Miller, Inc.	701,358	0.3
14,236		Honeywell International, Inc.	2,193,341	1.0
22,981		KAR Auction Services, Inc.	1,083,554	0.5
7,794		Raytheon Co.	1,453,581	0.7
18,048		Republic Services, Inc.	1,415,505	0.7
26,203		Southwest Airlines Co.	1,468,416	0.7
15,564		Waste Management, Inc.	1,575,855	0.7
4,341		Watsco, Inc.	624,627	0.3
			20,110,555	9.4

		Information Technology: 22.9%
12,105		Accenture PLC	1,953,505	0.9
3,816		Alliance Data Systems Corp.	660,168	0.3
19,591		Amdocs Ltd.	1,088,672	0.5
15,832		Amphenol Corp.	1,487,733	0.7
4,249		Apple, Inc.	735,714	0.3
27,037		Booz Allen Hamilton Holding Corp.	1,429,176	0.7
11,694		Broadridge Financial Solutions, Inc. ADR	1,184,017	0.6
24,066		CDK Global, Inc.	1,396,069	0.7
62,209		Cisco Systems, Inc.	3,220,560	1.5
11,158		Citrix Systems, Inc.	1,177,169	0.5
16,791		DXC Technology Co.	1,105,855	0.5
22,700		Flir Systems, Inc.	1,167,915	0.5
62,261		Intel Corp.	3,297,342	1.5
12,186		InterDigital, Inc.	849,730	0.4
15,668		International Business Machines Corp.	2,164,221	1.0
3,771		Intuit, Inc.	931,927	0.4
15,504		j2 Global, Inc.	1,317,995	0.6
41,612		Jabil, Inc.	1,181,781	0.5
21,713		Maxim Integrated Products	1,181,838	0.6
15,798		Maximus, Inc.	1,116,603	0.5
72,138		Microsoft Corp.	8,081,620	3.8
47,493		Oracle Corp.	2,475,810	1.2
19,311		Paychex, Inc.	1,487,333	0.7
54,326		Perspecta, Inc.	1,146,279	0.5
49,086		Sabre Corp.	1,100,999	0.5
18,050		Texas Instruments, Inc.	1,909,329	0.9
14,949		Total System Services, Inc.	1,411,186	0.7
35,099		Vishay Intertechnology, Inc.	769,370	0.4
15,096	(1)	Western Digital Corp.	759,329	0.4
66,280		Western Union Co.	1,184,424	0.6
			48,973,669	22.9

		Materials: 2.3%
3,272		Air Products & Chemicals, Inc.	592,821	0.3
4,042		Aptargroup, Inc.	411,193	0.2
12,818		Avery Dennison Corp.	1,384,857	0.6
11,839		Louisiana-Pacific Corp.	299,171	0.1
33,942		Newmont Mining Corp.	1,158,101	0.5
20,398		Sonoco Products Co.	1,180,840	0.6
			5,026,983	2.3

		Real Estate: 1.8%
68,717		Apple Hospitality REIT, Inc.	1,132,456	0.5
33,709		Gaming and Leisure Properties, Inc.	1,226,333	0.6
16,835		Highwoods Properties, Inc.	779,629	0.4
3,301		Lamar Advertising Co.	256,059	0.1
2,179		Simon Property Group, Inc.	394,748	0.2
			3,789,225	1.8

		Utilities: 4.2%
74,195		AES Corp.	1,278,380	0.6
17,707		Ameren Corp.	1,261,447	0.6
45,318		Centerpoint Energy, Inc.	1,365,885	0.6
35,143		Exelon Corp.	1,707,598	0.8
35,824		MDU Resources Group, Inc.	946,470	0.5
4,832		OGE Energy Corp.	205,457	0.1
15,072		Pinnacle West Capital Corp.	1,412,849	0.7

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
9,529	WEC Energy Group, Inc.	$726,872	0.3
		8,904,958	4.2

	Total Common Stock
	(Cost $204,960,070)	213,118,510	99.5

EXCHANGE-TRADED FUNDS: 0.1%
1,338	iShares Russell 1000 ETF	207,644	0.1

	Total Exchange-Traded Funds
	(Cost $182,963)	207,644	0.1

	Total Long-Term Investments
	(Cost $205,143,033)	213,326,154	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Securities Lending Collateral(2): 0.1%
250,660	Merrill Lynch & Co., Inc., Repurchase Agreement dated 02/28/19, 2.56%, due 03/01/19 (Repurchase Amount $250,678, collateralized by various U.S. Government Securities, 1.125%-2.250%, Market Value plus accrued interest $255,673, due 01/15/21-02/15/44)
	(Cost $250,660)	250,660	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
571,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.320%
	(Cost $571,000)	571,000	0.3

	Total Short-Term Investments
	(Cost $821,660)	821,660	0.4

	Total Investments in Securities (Cost $205,964,693)	$214,147,814	100.0
	Assets in Excess of Other Liabilities	9,208	0.0
	Net Assets	$214,157,022	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of February 28, 2019.

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Common Stock*	$213,118,510	$–	$–	$213,118,510
Exchange-Traded Funds	207,644	–	–	207,644
Short-Term Investments	571,000	250,660	–	821,660
Total Investments, at fair value	$213,897,154	$250,660	$–	$214,147,814

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $206,130,527.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$13,506,904
Gross Unrealized Depreciation	(5,489,617)

Net Unrealized Appreciation	$8,017,287

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	April 26, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 26, 2019